CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of detailed information about cash and cash equivalents [Table Text Block]
	December 31	December 31
	2018	2017

Bank balances	$33,376	$38,782
Short-term deposits	-	495
	$33,376	$39,277